Leases (Future Minimum Rental Payments under Operating Leases) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Leases [Abstract]
2019	[1]			$ 15,884
2020	[1]			6,805
2021	[1]			5,974
2022	[1]			799
2023	[1]			271
Thereafter	[1]			0
Total minimum lease payments	[1]			$ 29,733
Rent expenses under operating leases		$ 15,732	$ 12,818
Weighted average remaining lease term				2 years 2 months 12 days
Weighted average discount rate				4.75%

[1]	Amounts are based on ASC 840, Leases that were superseded upon the Sogou Group's adoption of ASC 842, Leases on January 1, 2019. Rent expenses under operating leases were US$12,818 and US$15,732 for the years ended December 31, 2017, and 2018, respectively.